LONG TERM DEBT (Tables)	12 Months Ended
Jan. 31, 2021
Borrowings [abstract]
Schedule of long term debt
	Mortgage on building	Equipment and Vehicle loans	Total
Balance, January 31, 2019	$-	$-	$-
Assumed in PPE acquisitions	513,294	186,463	699,757
Payments	(16,910)	(62,511)	(79,421)
Balance, January 31, 2020	496,384	123,952	620,336
Interest	21,933	20,975	42,908
Payments	(45,551)	(74,363)	(119,914)
Balance, January 31, 2021	$472,766	$70,564	$543,330
Current portion	$24,703	$56,341	$81,044
Long-term portion	$448,063	$14,223	$462,286